Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Initial Public Offering
Schedule of common stock reflected on the balance sheets

Common stock of shares subject to possible redemption at December 31, 2021	$117,300,000
Plus:
Remeasurement of carrying value to redemption value	1,154,587
Common stock of shares subject to possible redemption at December 31, 2022	118,454,587
Less:
Redemption	(102,897,540)
Plus:
Extension funding	490,484
Remeasurement of carrying value to redemption value	1,489,626
Common stock of shares subject to possible redemption at September 30, 2023	$17,537,157

As of December 31, 2022 and 2021, the common stock reflected on the balance sheets are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(5,518,451)
Redeemable common stock issuance costs	(2,686,076)
Plus:
Remeasurement of carrying value to redemption value	10,504,527
Common stock of shares subject to possible redemption at December 31, 2021	$117,300,000
Plus:
Remeasurement of carrying value to redemption value	1,154,587
Common stock of shares subject to possible redemption at December 31, 2022	$118,454,587